RELATED PARTY TRANSACTIONS (Details) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Prosten Technology Holdings Limited [Member]	Dec. 31, 2011 Prosten Technology Holdings Limited [Member]	Dec. 31, 2010 Prosten Technology Holdings Limited [Member]	Dec. 31, 2011 Leilei Wang [Member] Dacheng [Member]	Dec. 31, 2010 Leilei Wang [Member] Dacheng [Member]	Jan. 13, 2010 Leilei Wang [Member] Dacheng [Member]	Dec. 31, 2012 Leilei Wang [Member] Prosten Technology Holdings Limited [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage						24.80%	10.00%
Consideration received, shares				53.1	14.6
Mobile value-added services	$ 1,500,000	$ 3,800,000	$ 3,200,000
Accounts payable to Prosten and its subsidiaries	$ 223,713